RECLAMATION AND REMEDIATION PROVISION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reclamation and remediation provision, beginning balance	$ 27,411	$ 3,466
Coricancha acquisition	0	23,767
Change in estimates	(888)	24
Accretion expense	897	791
Reclamation work performed	0	(597)
Reclamation and remediation provision, ending balance	$ 27,420	$ 27,411